Accumulated other comprehensive loss	12 Months Ended
Dec. 31, 2018
Equity [Abstract]
Accumulated other comprehensive loss
Note 23: Accumulated other comprehensive loss

	Unrealized (losses) on translation of net investment in foreign operations	HTM investments	Unrealized gains (losses) on AFS investments	Employee benefit plans
December 31, 2018				Pension	Post-retirement healthcare	Subtotal - employee benefits plans	Total AOCL
Balance at beginning of year	(17,549)	(839)	(15,737)	(61,341)	(33,586)	(94,927)	(129,052)
Other comprehensive income (loss), net of taxes	(2,317)	43	(27,893)	(3,551)	14,243	10,692	(19,475)
Balance at end of year	(19,866)	(796)	(43,630)	(64,892)	(19,343)	(84,235)	(148,527)

	Unrealized (losses) on translation of net investment in foreign operations	HTM investments	Unrealized gains (losses) on AFS investments	Employee benefit plans
December 31, 2017				Pension	Post- retirement healthcare	Subtotal - employee benefits plans	Total AOCL
Balance at beginning of year	(20,152)	(979)	(22,680)	(63,232)	(37,637)	(100,869)	(144,680)
Other comprehensive income (loss), net of taxes	2,603	140	6,943	1,891	4,051	5,942	15,628
Balance at end of year	(17,549)	(839)	(15,737)	(61,341)	(33,586)	(94,927)	(129,052)

	Unrealized (losses) on translation of net investment in foreign operations	HTM investments	Unrealized gains (losses) on AFS investments	Employee benefit plans
December 31, 2016				Pension	Post- retirement healthcare	Subtotal - employee benefits plans	Total AOCL
Balance at beginning of year	(13,645)	(2,350)	(57)	(46,331)	(28,114)	(74,445)	(90,497)
Transfer of AFS investments to HTM investments	—	1,442	(1,442)	—	—	—	—
Other comprehensive income (loss), net of taxes	(6,507)	(71)	(21,181)	(16,901)	(9,523)	(26,424)	(54,183)
Balance at end of year	(20,152)	(979)	(22,680)	(63,232)	(37,637)	(100,869)	(144,680)

Net Change of AOCL Components		Year ended
	Line item in the consolidated statements of operations, if any	December 31, 2018	December 31, 2017	December 31, 2016
Net unrealized gains (losses) on translation of net investment in foreign operations adjustments
Foreign currency translation adjustments	N/A	(13,764)	12,568	(25,691)
Gains (loss) on net investment hedge	N/A	11,447	(9,965)	19,184
Net change		(2,317)	2,603	(6,507)

Held-to-maturity investment adjustments
Net unamortized gains (losses) transferred from AFS	N/A	—	—	1,442
Amortization of net gains (losses) to net income	Interest income on investments	43	140	(71)
Net change		43	140	1,371

Available-for-sale investment adjustments
Gross unrealized gains (losses)	N/A	(26,793)	11,129	(19,635)
Net unrealized (gains) losses transferred to HTM	N/A	—	—	(1,442)
Transfer of realized (gains) losses to net income	Net realized gains (losses) on AFS investments	(1,100)	(4,186)	(1,546)
Net change		(27,893)	6,943	(22,623)

Employee benefit plans adjustments
Defined benefit pension plan
Net actuarial gain (loss)	N/A	(7,541)	1,472	(19,956)
Net loss (gain) on settlement reclassified to net income	Net other gains (losses)	1,554	—	—
Prior service credit (cost) arising during the year	N/A	(212)	—	—
Amortization of net actuarial (gains) losses	Non-service employee benefits expense	2,106	2,247	1,702
Change in deferred taxes	N/A	(298)	(595)	1,315
Foreign currency translation adjustments of related balances	N/A	840	(1,233)	38
Net change		(3,551)	1,891	(16,901)

Post-retirement healthcare plan
Net actuarial gain (loss)	N/A	11,589	1,296	(5,911)
Amortization of net actuarial (gains) losses	Non-service employee benefits expense	2,615	3,514	2,731
Amortization of prior service (credit) cost	Non-service employee benefits expense	39	(759)	(6,343)
Net change		14,243	4,051	(9,523)

Other comprehensive income (loss), net of taxes		(19,475)	15,628	(54,183)